Transfers of financial assets - Narrative (Details) - Securitisations - Lease receivables - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Original assets before transfer	£ 1,250
Associated liabilities that entity continues to recognise to extent of continuing involvement	344	£ 798
Assets that entity continues to recognise to extent of continuing involvement	£ 344	£ 798